Significant Related Party Transactions	6 Months Ended
Jun. 30, 2026
Significant Related Party Transactions [Abstract]
SIGNIFICANT RELATED PARTY TRANSACTIONS
30	SIGNIFICANT RELATED PARTY TRANSACTIONS

Related companies in these financial statements refer to members of the ultimate holding company’s group of companies.

Some of the Company’s transactions and arrangements are between members of the Company and the effect of these on the basis determined between the parties is reflected in these financial statements. The intercompany balances are unsecured, interest-free and repayable on demand, unless otherwise stated.

	June 30, 2026	December 31, 2025
	US$	US$
Balance with related parties (common shareholders)

Non-trade receivables
V Capital Consulting Group Limited	102,743	-
V Capital Real Estate Limited	6,683	-
V Gallant (Singapore) Pte Ltd	16,199	-
VCI Energy Limited	11,998	-
VHKL Private Capital Limited (known as VCI Global Brands Limited)	65,829,909	62,833,133

Total amount due from related parties	65,967,532	62,833,133

Non-trade payables

Hoo Voon Him	67,270	392,983
Credilab Sdn Bhd	2,080	-
V Capital Consulting Limited	176,671	-
VH Motion Sdn Bhd (f.k.a Helix Robotics Sdn Bhd)	2,090	-
V Capital Sdn Bhd	490	-
Elmu Higher Education Sdn Bhd	62,716	63,101

Total amount due to related parties	311,317	456,084

Amount due from /(to) related parties are not expected to be repaid within the next 12 months.

The following represents the significant related party transactions for the year ended December 31, 2025, and six months ended June 30, 2026.

				June 30, 2026	December 31, 2025
	Relationship	Nature	Description	US$	US$
V Capital Consulting Group Limited	Common shareholder	Non-trade nature	Advances paid from VCI Global Limited	102,743	-
V Capital Real Estate Limited	Common shareholder	Non-trade nature	Advances paid from VCI Global Limited	6,683	-
V Gallant (Singapore) Pte Ltd	Common shareholder	Non-trade nature	Advances paid from VCI Global Limited	16,199	-
VCI Energy Limited	Common shareholder	Non-trade nature	Advances paid from VCI Global Limited	11,998	-
Hoo Voon Him	Director	Non-trade nature	Advance receipt from Director	(67,270)	(392,983)
Credilab Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by Credilab Sdn Bhd	(2,080)	-
V Capital Consulting Limited	Common shareholder	Non-trade nature	Advances paid by V Capital Consulting Limited	(176,671)	-
VH Motion Sdn Bhd (f.k.a Helix Robotics Sdn Bhd)	Common shareholder	Non-trade nature	Advances paid by V Capital Quantum Sdn Bhd	(2,090)	-
V Capital Sdn Bhd	Common shareholder	Non-trade nature	Advances paid by V Capital Sdn Bhd	(490)	-
VHKL Private Capital Limited	Common shareholder	Non-trade nature	Disposal of subsidiaries	65,829,909	62,833,133
Elmu Higher Education Sdn Bhd	Common shareholder	Non-trade nature	Advance paid by Elmu Higher Education Sdn Bhd	(62,716)	(63,101)